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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment [ ] Amendment Number : __________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Atlas Capital Management, L.P.
Address: 100 Crescent Court, Suite 880
         Dallas, Texas 75201

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert H. Alpert
Title: President of RHA, Inc., general partner of
       Atlas Capital Management, L.P.
Phone: (214) 999-6082

Signature, Place and Date of Signing:


/s/ Robert H. Alpert             Dallas, Texas         August 14, 2008
------------------------------   -------------------   ----------------
(Signature)                      (City, State)         (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
Form 13F Information Table Entry Total:       52
Form 13F Information Table Value Total:  372,713
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form File No.   Manager Name
---   -------------   ----------------------------------
1     28-11608        Treaty Oak Capital Management L.P.


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
              Column 1                Column 2   Column 3  Column 4         Column 5        Column 6  Column 7        Column 8
----------------------------------- ----------- --------- ---------- --------------------- ---------- -------- ---------------------
                                                                                                                  Voting Authority
                                      Title of               Value    Shrs or         Put/ Investment   Other  ---------------------
           Name of Issuer              Class      CUSIP   (x $1,000)  prn amt  SH/PRN Call Discretion Managers    Sole   Shared None
----------------------------------- ----------- --------- ---------- --------- ------ ---- ---------- -------- --------- ------ ----
Abitibibowater, Inc.                COM         003687100    2,759     295,695   SH           Sole               295,695     0    0
Accelrys, Inc.                      COM         00430U103    3,090     639,708   SH           Sole               639,708     0    0
Affiliated Computer Services        CL A        008190100   33,098     618,767   SH           Sole               618,767     0    0
Alesco Financial, Inc.              NOTE 7.625% 014485AB2    1,908   3,500,000   PRN          Sole             3,500,000     0    0
                                    5/1
American Oriental Bioeng Inc.       COM         028731107    4,781     484,414   SH           Sole               484,414     0    0
AspenBio Pharma Inc.                COM         045346103    1,202     188,397   SH           Sole               188,397     0    0
Atmel Corp.                         COM         049513104   22,570   6,485,712   SH           Sole             6,485,712     0    0
Berkshire Hathaway Inc. Del         CL B        084670207   16,734       4,171   SH           Sole                 4,171     0    0
BOK Financial Corp.                 COM NEW     05561Q201    4,340      81,197   SH           Sole                81,197     0    0
BPZ Resources Inc.                  COM         055639108      338      11,497   SH           Sole                11,497     0    0
Cabot Oil & Gas Corp.               COM         127097103    3,387      50,000   SH           Sole                50,000     0    0
Callon Pete Co Del                  COM         13123X102    4,453     560,806   SH           Sole               560,806     0    0
Cenveo Inc.                         COM         15670S105    6,048     619,058   SH           Sole               619,058     0    0
CGG Veritas                         Sponsored   204386106      296       6,273   SH           Other      1             0 6,273    0
                                    ADR
China Sec & Surve Tech Inc.         COM         16942J105    6,913     512,800   SH           Sole               512,800     0    0
Constant Contact, Inc.              COM         210313102    3,629     192,500   SH           Sole               192,500     0    0
CVS Caremark Corporation            COM         126650100   18,982     479,705   SH           Sole               479,705     0    0
Echostar Corp                       CL A        278768106   12,780     409,355   SH           Sole               409,355     0    0
Emcore, Corp.                       COM         290846104    3,161     504,982   SH           Sole               504,982     0    0
Energy Transfer Equity LP           COM UT LTD  29273V100   14,741     508,484   SH           Sole               508,484     0    0
                                    PTN
Entrust, Inc.                       COM         293848107    4,555   1,549,274   SH           Sole             1,549,274     0    0
EXCO Resources, Inc.                COM         269279402   16,726     453,151   SH           Sole               453,151     0    0
ExpressJet Holdings, Inc.           CL A        30218U108    1,332   2,422,000   SH           Sole             2,422,000     0    0
Fairfax Financial Holdings Ltd.     SUB VTG     303901102    9,778      38,510   SH           Sole                38,510     0    0
Fidelity National Information Svcs. COM         31620M106    7,456     202,000   SH           Sole               202,000     0    0
Frontier Oil Corp.                  COM         35914P105    5,090     212,879   SH           Sole               212,879     0    0
Gentiva Health Services Inc.        COM         37247A102    5,979     313,847   SH           Sole               313,847     0    0
Greenlight Capital RE Ltd           CLASS A     G4095J109    6,422     280,912   SH           Sole               280,912     0    0
Health Management Assoc Inc. New    CL A        421933102    3,255     500,000   SH           Sole               500,000     0    0
Hercules Offshore Inc.              COM         427093109      204       5,377   SH           Other      1             0 5,377    0
Iconix Brand Group, Inc.            COM         451055107    5,476     453,300   SH           Sole               453,300     0    0
Key Energy Services Inc.            COM         492914106    6,807     350,493   SH           Sole               350,493     0    0

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
McMoran Exploration Company         COM         582411104      208       7,565   SH           Other      1             0 7,565    0
NASDAQ OMX Group, Inc.              COM         631103108    3,261     122,833   SH           Sole               122,833     0    0
Newfield Exploration Co.            COM         651290108      228       3,496   SH           Other      1             0 3,496    0
Nexen Inc.                          COM         65334H102      236       5,940   SH           Other      1             0 5,940    0
Noble Corporation                   SHS         G65422100      429       6,611   SH           Other      1             0 6,611    0
Oil States Int'l Inc.               COM         678026105      324       5,112   SH           Other      1             0 5,112    0
Parker Drilling Co.                 COM         701081101    9,059     905,020   SH           Sole               905,020     0    0
Penn Treaty Amern Corp.             COM NEW     707874400    5,858   1,215,444   SH           Sole             1,215,444     0    0
Perficient, Inc.                    COM         71375U101   17,132   1,773,531   SH           Sole             1,773,531     0    0
PowerSecure Int'l, Inc.             COM         73936N105    2,366     325,839   SH           Sole               325,839     0    0
Prospect Capital Corporation        COM         74348T102    4,193     318,102   SH           Sole               318,102     0    0
QLT Inc.                            COM         746927102    3,879   1,131,035   SH           Sole             1,131,035     0    0
Qualcomm, Inc.                      COM         747525103   18,097     407,855   SH           Sole               407,855     0    0
Star Bulk Carriers Corp.            COM         Y8162K105    8,695     737,485   SH           Sole               737,485     0    0
Teletech Holdings, Inc.             COM         879939106   14,342     718,544   SH           Sole               718,544     0    0
TNS Inc.                            COM         872960109    5,900     246,244   SH           Sole               246,244     0    0
Total System Services,Inc.          COM         891906109   29,497   1,327,485   SH           Sole             1,327,485     0    0
Transocean Inc. New                 SHS         G90073100      406       2,664   SH           Other      1             0 2,664    0
XTO Energy                          COM         98385X106      266       3,888   SH           Other      1             0 3,888    0
Zhongpin, Inc.                      COM         98952K107   10,047     803,789   SH           Sole               803,789     0    0